PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks
Aerospace & Defense — 2.1%
Airbus SE (France)*	337,176	$38,238,741
Raytheon Technologies Corp.	601,101	46,447,074
Safran SA (France)*	253,226	34,502,338
		119,188,153
Air Freight & Logistics — 0.7%
FedEx Corp.	139,749	39,694,306
Airlines — 0.5%
Delta Air Lines, Inc.*	641,371	30,965,392
Automobiles — 4.4%
General Motors Co.*	1,257,566	72,259,742
Tesla, Inc.*	262,699	175,464,543
		247,724,285
Banks — 6.0%
Bank of America Corp.	1,996,681	77,251,588
Citigroup, Inc.	770,439	56,049,437
JPMorgan Chase & Co.	648,306	98,691,622
PNC Financial Services Group, Inc. (The)	313,584	55,005,770
Truist Financial Corp.	951,274	55,478,300
		342,476,717
Beverages — 0.6%
PepsiCo, Inc.	246,730	34,899,959
Biotechnology — 0.3%
Zai Lab Ltd. (China), ADR*	108,625	14,493,834
Building Products — 1.4%
Johnson Controls International PLC	1,293,017	77,154,324
Capital Markets — 2.0%
Blackstone Group, Inc. (The)	471,978	35,176,520
Goldman Sachs Group, Inc. (The)	239,754	78,399,558
		113,576,078
Chemicals — 2.1%
FMC Corp.	351,908	38,924,544
Linde PLC (United Kingdom)	279,016	78,163,542
		117,088,086
Communications Equipment — 0.6%
Cisco Systems, Inc.	692,428	35,805,452
Consumer Finance — 1.6%
Capital One Financial Corp.	375,691	47,799,166
SLM Corp.(a)	2,482,612	44,612,538
		92,411,704
Containers & Packaging — 0.6%
Crown Holdings, Inc.	367,550	35,667,052
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	621,449	36,137,259
Electrical Equipment — 0.2%
Plug Power, Inc.*(a)	355,976	12,758,180
	Shares	Value
Common Stocks (continued)
Entertainment — 3.9%
Netflix, Inc.*	181,513	$94,688,072
Spotify Technology SA*	162,022	43,413,795
Walt Disney Co. (The)*	441,981	81,554,334
		219,656,201
Food & Staples Retailing — 1.0%
Walmart, Inc.	428,409	58,190,794
Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	824,252	48,243,470
Health Care Equipment & Supplies — 1.6%
Danaher Corp.	168,829	38,000,031
Dexcom, Inc.*	40,725	14,636,158
Zimmer Biomet Holdings, Inc.	242,438	38,809,475
		91,445,664
Health Care Providers & Services — 1.4%
Cigna Corp.	157,552	38,086,621
Laboratory Corp. of America Holdings*	172,204	43,917,186
		82,003,807
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.*	18,446	26,208,446
McDonald’s Corp.	152,795	34,247,471
Royal Caribbean Cruises Ltd.*	303,373	25,971,763
		86,427,680
Household Durables — 0.6%
D.R. Horton, Inc.	356,928	31,809,423
Household Products — 0.6%
Procter & Gamble Co. (The)	239,033	32,372,239
Industrial Conglomerates — 0.6%
General Electric Co.	2,532,500	33,251,725
Insurance — 2.5%
Chubb Ltd.	362,217	57,219,420
Marsh & McLennan Cos., Inc.	333,050	40,565,490
MetLife, Inc.	754,489	45,865,386
		143,650,296
Interactive Media & Services — 8.3%
Alphabet, Inc. (Class A Stock)*	67,794	139,826,481
Alphabet, Inc. (Class C Stock)*	31,473	65,105,992
Bumble, Inc. (Class A Stock)*(a)	236,663	14,763,038
Facebook, Inc. (Class A Stock)*	417,988	123,110,006
Match Group, Inc.*	586,525	80,576,804
Snap, Inc. (Class A Stock)*	977,081	51,091,565
		474,473,886
Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.*	67,032	207,402,371
Chewy, Inc. (Class A Stock)*(a)	408,940	34,641,307
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	371,075	19,674,396
MercadoLibre, Inc. (Argentina)*	47,597	70,069,448
		331,787,522
A1

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 10.8%
Adyen NV (Netherlands), 144A*	37,169	$83,065,025
Affirm Holdings, Inc.*(a)	218,621	15,460,877
Afterpay Ltd. (Australia)*	195,193	15,286,939
Mastercard, Inc. (Class A Stock)	131,673	46,882,172
Okta, Inc.*	38,247	8,430,786
PayPal Holdings, Inc.*	310,213	75,332,125
Shopify, Inc. (Canada) (Class A Stock)*	116,065	128,425,922
Snowflake, Inc. (Class A Stock)*(a)	91,812	21,050,655
Square, Inc. (Class A Stock)*	305,698	69,408,731
Twilio, Inc. (Class A Stock)*	233,077	79,423,319
Visa, Inc. (Class A Stock)(a)	343,770	72,786,422
		615,552,973
Leisure Products — 0.7%
Peloton Interactive, Inc. (Class A Stock)*	340,282	38,261,308
Life Sciences Tools & Services — 0.3%
Sartorius Stedim Biotech (France)	36,530	15,074,972
Machinery — 1.1%
Fortive Corp.	398,969	28,183,170
Otis Worldwide Corp.	500,961	34,290,781
		62,473,951
Multi-Utilities — 1.7%
Dominion Energy, Inc.	1,264,901	96,081,880
Oil, Gas & Consumable Fuels — 2.3%
ConocoPhillips	2,439,281	129,208,715
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	208,829	60,737,915
Pharmaceuticals — 2.8%
AstraZeneca PLC (United Kingdom), ADR(a)	1,286,388	63,959,211
Bristol-Myers Squibb Co.	530,038	33,461,299
Eli Lilly & Co.	324,149	60,557,516
		157,978,026
Road & Rail — 2.4%
Uber Technologies, Inc.*	1,305,014	71,136,313
Union Pacific Corp.	288,307	63,545,746
		134,682,059
Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	125,299	58,096,134
NVIDIA Corp.	179,985	96,099,391
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	600,585	71,037,194
Texas Instruments, Inc.	322,975	61,039,045
		286,271,764
Software — 8.0%
Adobe, Inc.*	191,895	91,221,126
Atlassian Corp. PLC (Class A Stock)*	153,270	32,303,185
Coupa Software, Inc.*(a)	133,861	34,064,947
Crowdstrike Holdings, Inc. (Class A Stock)*	187,924	34,298,009
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	656,816	$154,857,508
PTC, Inc.*	199,478	27,458,147
RingCentral, Inc. (Class A Stock)*	120,271	35,826,326
Trade Desk, Inc. (The) (Class A Stock)*	53,630	34,948,526
Zoom Video Communications, Inc. (Class A Stock)*	28,512	9,160,621
		454,138,395
Specialty Retail — 2.9%
Carvana Co.*	107,891	28,310,598
Lowe’s Cos., Inc.	279,136	53,086,085
Ross Stores, Inc.	314,684	37,733,758
TJX Cos., Inc. (The)	655,167	43,339,297
		162,469,738
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,855,677	226,670,946
Textiles, Apparel & Luxury Goods — 3.3%
Lululemon Athletica, Inc.*	134,324	41,198,514
LVMH Moet Hennessy Louis Vuitton SE (France)	114,260	76,254,220
NIKE, Inc. (Class B Stock)	512,634	68,123,932
		185,576,666
Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	130,255	42,894,274

Total Long-Term Investments (cost $3,255,997,771)		5,651,427,070
Short-Term Investments — 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	31,595,129	31,595,129
PGIM Institutional Money Market Fund (cost $255,232,106; includes $255,189,739 of cash collateral for securities on loan)(b)(wa)	255,643,720	255,515,898

Total Short-Term Investments (cost $286,827,235)		287,111,027

TOTAL INVESTMENTS—104.5% (cost $3,542,825,006)		5,938,538,097

Liabilities in excess of other assets — (4.5)%		(256,143,597)

Net Assets — 100.0%		$5,682,394,500

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $254,874,821; cash collateral of $255,189,739 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3